Financial assets and liabilities	12 Months Ended
Dec. 31, 2023
Financial assets and liabilities
Financial Assets And Liabilities

13. Financial assets and liabilities

13.1. Trade and other receivables

	12-31-2023	12-31-2022
	ARS 000	ARS 000
Non-current:

Trade receivables - CAMMESA	154,578,344	131,048,305
Receivables from shareholders	19,068	735,934
Guarantee deposits	43	134
	154,597,455	131,784,373
Current:

Trade receivables - CAMMESA	137,369,492	98,866,203
Trade receivables - YPF S.A. and YPF Energía Eléctrica S.A.	2,741,707	2,298,244
Trade receivables - Large users	9,180,837	6,679,940
Trade receivables - Forest clients	1,991,075	1,869,533
Receivables from associates and other related parties	-	181
Other receivables	10,036,693	27,022,762
	161,319,804	136,736,863

Allowance for doubtful accounts - Note 13.1.1.	(39,448)	(53,773)
	161,280,356	136,683,090

For the terms and conditions of receivables from related parties, refer to Note 18.

Trade receivables from CAMMESA accrue interest, once they become due.

The Company accrues interests on CVO receivables since the Commercial Approval date and according to the rate agreed in the CVO agreement, as described in Note 1.2.a).

Trade receivables related to large users accrue interest as stipulated in each individual agreement. The average collection term is generally from 30 to 90 days.

CVO receivables

As described in Note 1.2.a), in 2010 the Company approved the “CVO agreement” and as from March 20, 2018, CAMMESA granted the “Commercial Approval”.

Receivables under CVO agreement are disclosed under “Trade receivables - CAMMESA”.

As a consequence of the Commercial Approval and in accordance with the CVO agreement, the Company collects the CVO receivables converted in US dollars in 120 equal and consecutive installments.

Due to the fact that as from June 30, 2023, the calculation and publication of the LIBO rate were suspended, as at the issuance date of these financial statements, the Company and the enforcement authorities are still in the process of defining the new applicable interest rate, in accordance with the recommendations of the local and international regulatory entities, the market good practices and the characteristics and particulars of such credit.

CVO receivables are expressed in USD and they accrue LIBOR interest at a 5% rate.

During the years ended December 31, 2023, 2022 and 2021, collections of CVO receivables belonging to CPSA amounted to 36,935,566, 38,635,456 and 49,715,112, respectively. Also, collections of CVO receivables belonging to Central Costanera S.A. amounted to 1,535,228 during the period between the acquisition date of such company and December 31, 2023.

The information on the Group’s objectives and credit risk management policies is included in Note 19.

The breakdown by due date of trade and other receivables due as of the related dates is as follows:

			Past due
	Total	To due	<90 days	90-180 days	180-270 days	270-360 days	>360 days
	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000

12-31-2023	315,877,811	300,568,207	15,204,643	72,175	18,047	10,534	4,205

13.1.1. Allowance for doubtful accounts

	12-31-2023							12-31-2022
Item	At beginning	Increases		Decreases		Recoveries	At end	At end

Allowance for doubtful accounts - Trade and other receivables	53,773	32,131	(2)	(21,043	)(1)	(25,413)	39,448	53,773
Total 12-31-2023	53,773	32,131		(21,043)		(25,413)	39,448
Total 12-31-2022	89,753	6,250		(34,249	)(1)	(7,981)		53,773

(1)	Loss on net monetary position.

13.2. Trade and other payables

	12-31-2023	12-31-2022
	ARS 000	ARS 000
Current:

Trade and other payables	49,519,925	22,989,124
Payables to associates and other related parties	283,548	387,226
	49,803,473	23,376,350

Trade payables are non-interest bearing and are normally settled on 60-day terms.

The information on the Group’s objectives and financial risk management policies is included in Note 19.

For the terms and conditions of payables to related parties, refer to Note 18.

13.3. Loans and borrowings

	12-31-2023		12-31-2022
	ARS 000		ARS 000
Non-current

Long-term loans for project financing (Notes 13.3.1, 13.3.2, 13.3.3, 13.3.4, 13.3.5, 13.3.6, 13.3.11, 13.3.12 and 13.3.13)	208,087,574	(1)	140,883,742	(1)
Corporate bonds - CPSA Program (Note 13.3.9)	78,286,333	(1)	-
	286,373,907		140,883,742
Current

Long-term loans for project financing (Notes 13.3.1,13.3.2, 13.3.3, 13.3.4, 13.3.5, 13.3.6, 13.3.11, 13.3.12 and 13.3.13)	45,835,886	(1)	34,239,411	(1)
Corporate bonds - CPSA Program (Note 13.3.9)	1,231,627	(1)	-
Corporate bonds - Manque and Los Olivos Program (Note 13.3.8)	-		15,833,048	(1)
Bank and investment accounts overdrafts	1,743,105		6,560,210
	48,810,618		56,632,669

(1)	Net of debt issuance costs.

13.3.1. Loans from the IIC-IFC Facility

On October 20, 2017 and January 17, 2018, CP La Castellana S.A.U. and CP Achiras S.A.U. (both of which are subsidiaries of CPR), respectively, agreed on the structuring of a series of loan agreements in favor of CP La Castellana S.A.U. and CP Achiras S.A.U., for a total amount of USD 100,050,000 and USD 50,700,000, respectively, with: (i) International Finance Corporation (IFC) on its own behalf, as Eligible Hedge Provider and as an implementation entity of the Intercreditor Agreement Managed Program; (ii) Inter-American Investment Corporation (“IIC”), as lender on its behalf, acting as agent for the Inter-American Development Bank (“IDB”) and on behalf of IDB as administrator of the Canadian Climate Fund for the Private Sector in the Americas (“C2F”, and together with IIC and IDB, “Group IDB”, and together with IFC, “Senior Creditors”).

As of the date of these financial statements, the loans disbursements have been fully received by the Group.

In accordance with the terms of the agreement subscribed by CP La Castellana S.A.U., USD 5 million accrue an interest rate equal to LIBOR plus 3.5%, and the rest at LIBOR plus 5.25%. As a consequence of the suspension of LIBO rate, occurred on June 30, 2023, CP La Castellana S.A.U., together with IDB Group and IFC amended loan agreements on June 29, 2023, replacing LIBO rate with the Secured Overnight Financing Rate (SOFR) plus a fixed Credit Adjustment Spread (CAS) of 0.26161% applicable as from August 15, 2023. The loan is amortizable quarterly in 52 equal and consecutive installments as from February 15, 2019.

In accordance with the terms of the agreement subscribed by CP Achiras, USD 40.7 million accrue a fixed interest rate equal to 8.05%, and the rest accrue a 6.77% fixed interest rate. The loan is amortizable quarterly in 52 equal and consecutive installments as from May 15, 2019.

Other related agreements and documents, such as the Guarantee and Sponsor Support Agreement (the “Guarantee Agreement” by which CPSA completely, unconditionally and irrevocably guarantees, as the main debtor, all payment obligations undertaken by CP La Castellana and CP Achiras until the projects reach the commercial operations date) hedging agreements, guarantee trusts, a mortgage, guarantee agreements on shares, guarantee agreements on wind turbines, direct agreements and promissory notes have been signed.

Pursuant to the Guarantee and Sponsor Support Agreement, among other customary covenants for this type of facilities, we committed, until each project completion date, to maintain (i) a leverage ratio of (a) until (and including) December 31, 2018, not more than 4.00:1.00; and (b) thereafter, not more than 3.5:1.00; and (ii) an interest coverage ratio of not less than 2.00:1.00. In addition, our subsidiary, CPR, and we, upon certain conditions, agreed to make certain equity contributions to CP La Castellana and CP Achiras.

As of December 31, 2023, the Group has met the requirements described in (i) and (ii) above.

As of February 16, 2023, CP La Castellana and CP Achiras has fulfilled all the requirements and conditions to prove the occurrence of the project’s compliance date. As a result, the Guarantee Agreement posted by CPSA was released.

We also agreed to maintain, unless otherwise consented to in writing by each senior lender, ownership and control of the CP La Castellana and CP Achiras as follows: (i) until each project completion date, (a) we shall maintain (x) directly or indirectly, at least seventy percent (70%) beneficial ownership of CP La Castellana and CP Achiras; and (y) control of the CP La Castellana and CP Achiras; and (b) CP Renovables shall maintain (x) directly, ninety-five percent (95%) beneficial ownership of CP La Castellana and CP Achiras; and (y) control of CP La Castellana and CP Achiras. In addition, (ii) after each project completion date, (a) we shall maintain (x) directly or indirectly, at least fifty and one tenth percent (50.1%) beneficial ownership of each of CP La Castellana, CP Achiras and CP Renovables; and (y) control of each of CP La Castellana, CP Achiras and CP Renovables; and (b) CP Renovables shall maintain control of CP La Castellana and CP Achiras. As of December 31, 2023, the Group has met such obligations.

Under the subscribed trust guarantee agreement, as at December 31, 2023 and 2022, there are trade receivables with specific assignment for the amount of 2,079,147 and 20,505,785, respectively. Finally, there are certain requirements to be fulfilled in order to distribute dividends from CP La Castellana and CP Achiras.

As of December 31, 2023 and 2022, the balance of these loans amounts to 74,881,903 and 56,835,395, respectively.

13.3.2. Borrowing from Kreditanstalt für Wiederaufbau (“KfW”)

On March 26, 2019 the Company entered into a loan agreement with KfW for an amount of USD 56 million in relation to the acquisition of two gas turbines, equipment and related services relating to the Luján de Cuyo cogeneration unit project.

In accordance with the terms of the agreement, the loan accrues an interest equal to LIBOR plus 1.15%. As a consequence of the suspension of LIBO rate, occurred on June 30, 2023, the Company and KfW amended the loan agreement on June 30, 2023, replacing LIBO rate with the Secured Overnight Financing Rate (SOFR) plus a fixed Credit Adjustment Spread (CAS) of 0.26161%. The loan is amortizable quarterly in 47 equal and consecutive installments as from the day falling six months after the commissioning of the gas turbines and equipment.

Pursuant to the loan agreement, among other obligations, CPSA has agreed to maintain a debt ratio of (a) as at December 31, 2019 of no more than 4.00:1.00 and (b) as from that date, no more than 3.5:1.00. As at December 31, 2023, the Company has complied with that requirement.

During 2019 the disbursements for this loan were fully received for a total amount of USD 55.2 million.

As at December 31, 2023 and 2022, the balance of this loan amounts to 24,531,506 and 17,184,651, respectively.

13.3.3. Loan from Citibank N.A., JP Morgan Chase Bank N.A. and Morgan Stanley Senior Funding INC.

On September 12, 2019, the Company entered into a loan agreement with Citibank N.A., JP Morgan Chase Bank N.A. and Morgan Stanley Senior Funding INC. for USD 180 million to fund the acquisition of the Thermal Station Brigadier López.

According to the terms of the agreement, this loan accrues at a variable interest rate based on the LIBO rate plus a margin. Due to the suspension of the LIBO rate on June 30, 2023, the Company and Citibank N.A., JP Morgan Chase Bank N.A. and Morgan Stanley Senior Funding INC amended the loan agreement on August 16, 2023, replacing the LIBO rate with the Secured Overnight Financing Rate (SOFR) plus a Credit Adjustment Spread (CAS) of 0.26161% applicable as from September 12, 2023.

Pursuant to the loan agreement, among other obligations, CPSA has agreed to maintain (i) a debt ratio of no more than 2.25:1.00; (ii) an interest coverage ratio of no more than 3.50:1.00 and (iii) and a minimum equity of USD 500 million.

On June 14, 2019 the loan funds were fully disbursed.

As mentioned in Note 22, on September 15, 2020, BCRA issued Communication “A” 7106, which established certain access restrictions to the foreign exchange market for the repayment of the financial debt in which it allows payment of up to 40% of installments higher than USD 1 million becoming due between October 15, 2020 and March 31, 2021, establishing that a refinancing plan should be submitted for the outstanding amounts, which shall fulfill certain conditions established in the regulation, such as that repayment must have an average life higher than 2 years. This way, the loan installments becoming due between December 2020 and March 2021 were under the scope of the provisions of such regulation.

On December 22, 2020, the Company signed an amendment to the loan, modifying, among others, the amortization schedule so as to comply with the requirements established by Communication “A” 7106, partially postponing installments becoming due in December 2020 and March 2021, extending the final payment term to June 2023, including monthly amortizations as from January 2021 until January 2022, and keeping the amortizations in the initial schedule for June, September and December 2021, each of them equal to 20% of capital. In December 2020, 40% of the installment for such month was paid, complying with the regulations in force and the abovementioned amendment. Amongst others, the amendment involves a two basic points increase in the interest rates as from December 12, 2020.

Other changes derived from the amendment include: a limitation to make dividends payment during 2021, and a USD 25 million maximum allowed for 2022. Moreover, a collateral agreement was signed, which includes the pledge on turbines of Brigadier López Thermal Station, a mortgage on the land in which such power station is located and a LVFDV passive collection collateral assignment.

On June 15, 2021, the Company signed a new amendment, in accordance with Communication “A” 7230 issued by BCRA, as described in Note 22, which changed the amortization schedule, rescheduling 60% of installments, whose original maturity date operated in June, September and December 2021, and extending the loan’s final term up to January 2024. The schedule in force, which includes this amendment and the one dated December 22, 2020, foresees monthly amortizations until January 2022, one amortization in June 2023 for the amount of USD 34.128 million and the last amortization in January 2024 for the amount of USD 55.1 million. Moreover, the financial commitments and obligations undertaken in the first amendment are kept.

This new amendment also implied a 125 basic-point increase in the applicable interest rate as from June 12, 2021 and the dividend payment restriction was maintained until 2021, as well as the USD 25 million limitation for 2022. As described in Note 21, as of October 19, 2023, this limitation is no longer in effect.

On December 23, 2022 and May 3, 2023 the Company subscribed two limited consents, by means of which the creditor financial entities agreed to the acquisition by Proener S.A.U. of the companies Forestal Argentina S.A., Loma Alta Forestal S.A., Empresas Verdes Argentina S.A., Las Misiones S.A. and Estancia Celina S.A. In addition, it was established that CPSA and Proener S.A.U should keep a minimum amount of “Cash and short-term investments” corresponding to the established payment in the next maturity of principal and interest.

Also, on October 19, 2023, the Company paid in advance the principal for an amount of USD 49,043,078, under the terms and conditions of the loan agreement, thus after such payment, the principal owed amounts to USD 6,056,922 due on January 2024.

As at December 31, 2023 and 2022, the balance of the loan amounts to 4,917,399 and 49,347,508, respectively. At the issuance date of these financial statements, the loan balance was totally paid at due date.

13.3.4. Loan from the IFC to the subsidiary Vientos La Genoveva S.A.U.

On June 21, 2019, Vientos La Genoveva S.A.U., a CPSA subsidiary, entered into a loan agreement with IFC on its own behalf, as Eligible Hedge Provider and as an implementation entity of the Managed Co-Lending Portfolio Program (MCPP) administered by IFC, for an amount of USD 76.1 million.

Pursuant to the terms of the agreement subscribed with Vientos La Genoveva S.A.U., this loan accrues an interest rate equal to LIBOR plus 6.50% As a consequence of the suspension of LIBO rate, occurred on June 30, 2023, Vientos La Genoveva S.A.U. together with IFC amended this agreement on June 14, 2023, replacing LIBO rate with the Secured Overnight Financing Rate (SOFR) plus a fixed Credit Adjustment Spread (CAS) of 0.26161% applicable as from August 15, 2023. The loan is amortizable quarterly in 55 installments as from November 15, 2020.

Other related agreements and documents, such as the Guarantee and Sponsor Support Agreement (the “Guarantee Agreement” by which CPSA completely, unconditionally and irrevocably guarantees, as the main debtor, all payment obligations undertaken by Vientos La Genoveva S.A.U until the project reaches the commercial operations date) hedging agreements, guarantee trusts, guarantee agreements on shares, guarantee agreements on wind turbines, direct agreements and promissory notes have been signed.

Pursuant to the Guarantee Agreement, among other customary covenants for this type of facilities, CPSA has committed, until the project completion date, to maintain (i) a leverage ratio of not more than 3.5:1.00; and (ii) an interest coverage ratio of not less than 2.00:1.00. In addition, CPSA, upon certain conditions, agreed to make certain equity contributions to Vientos La Genoveva S.A.U. As of December 31, 2023, the Group has met the mentioned requirements.

Under the subscribed trust guarantee agreement, as at December 31, 2023 and 2022, there are trade receivables with specific assignment for the amounts of 5,522,634 and 3,359,145, respectively. Finally, there are certain requirements to be fulfilled in order to distribute dividends from Vientos La Genoveva S.A.U.

On November 22, 2019 the loan funds were fully disbursed. As at December 31, 2023 and 2022, the balance of the loan amounts to 50,174,147 and 35,898,597, respectively.

13.3.5. Loan from Banco de Galicia y Buenos Aires S.A. to CPR Energy Solutions S.A.U.

On May 24, 2019, CPR Energy Solutions S.A.U. (subsidiary of CPR) entered into a loan agreement with Banco de Galicia y Buenos Aires S.A. for an amount of USD 12.5 million to fund the construction of the wind farm “La Castellana II”.

According to the executed agreement, this loan accrues a fixed interest rate equal to 8.5% during the first year, which will be increased 0.5% per annum until the sixty-first interest period. The loan is amortizable quarterly in 25 installments as from May 24, 2020.

Other agreements and related documents, like the Collateral (in which CPSA totally, unconditionally and irrevocably guarantees, as main debtor, all the payment obligations assumed by CPR Energy Solutions S.A.U. until total fulfillment of the guaranteed obligations or until the project reaches the commercial operation date, what it happens first) -, guarantee agreements on shares, guarantee agreements on wind turbines, promissory notes and other agreements have been executed.

On September 3, 2021, CPR Energy Solutions S.A.U. has fulfilled all the requirements and conditions to prove the occurrence of the project’s compliance date. As a result, the Collateral posted by the Company was released.

On May 24, 2019 the loan funds were fully disbursed. As at December 31, 2023 and 2022, the balance of this loan amounts to 4,502,513 and 4,091,299, respectively.

13.3.6. Loan from Banco Galicia y Buenos Aires S.A. to subsidiary Vientos La Genoveva II S.A.U.

On July 23, 2019, subsidiary Vientos La Genoveva II S.A.U. entered into a loan agreement with Banco de Galicia y Buenos Aires S.A. for an amount of USD 37.5 million.

According to the executed agreement, this loan accrues LIBOR plus 5.95% As a consequence of the suspension of LIBO rate, occurred on June 30, 2023, Vientos La Genoveva II S.A.U. and Banco de Galicia y Buenos Aires S.A. entered into an amendment agreement on July 21, 2023, whereby the interest rate changed to the Secured Overnight Financing Rate (SOFR) plus a fixed Credit Adjustment Spread (CAS) of 0.42826% applicable as of July 24, 2023. The loan is amortizable quarterly in 26 installments starting on the ninth calendar month counted from the disbursement date.

Other agreements and related documents, like the Collateral (in which CPSA totally, unconditionally and irrevocably guarantees, as main debtor, all the payment obligations assumed by Vientos La Genoveva II S.A.U. until total fulfillment of the guaranteed obligations or until the project reaches the commercial operation date, what it happens first) -, guarantee agreements on shares, guarantee agreements on wind turbines, direct agreements and promissory notes have been signed.

As of September 3, 2021, Vientos La Genoveva II S.A.U. has fulfilled all the requirements and conditions to prove the occurrence of the project’s compliance date. As a result, the Collateral posted by the Company was released.

On July 23, 2019, the loan funds were fully disbursed. As of December 31, 2023 and 2022, the balance of this loan amounts to 13,373,610 and 11,765,703, respectively.

13.3.7. Financial trust corresponding to Thermoelectrical Station Brigadier López

Within the framework of the acquisition of Thermoelectrical Station Brigadier López, the Company assumed the capacity of trustor in the financial trust previously entered into by Integración Energética Argentina S.A., which was the previous owner of the thermal station. The financial debt balance at the transfer date of the thermal station was USD 154,662,725.

According to the provisions of the trust agreement, the financial debt accrued an interest rate equal to the LIBO rate plus 5% or equal to 6.25%, whichever is higher, and it was monthly amortizable. On April 5, 2022, this loan has been paid in full.

Under the subscribed trust guarantee agreement, as at December 31, 2023 and 2022, there are trade receivables with specific assignment for the amounts of 884,757 and 2,755,201, respectively.

As of the date of these financial statements, procedures needed for the financial trust liquidation are being made.

13.3.8. CP Manque S.AU. and CP Los Olivos S.A.U. Program of Corporate Bonds

On August 26, 2020, under Resolution No. RESFC-2020 - 20767 - APN.DIR#CNVM, the public offering of the Global Program for the Co-Issuance of Simple Corporate Bonds (not convertible into shares) by CP Manque S.A.U. and CP Los Olivos S.A.U. (both subsidiaries of CPR, and together the “Co-issuers”) for the amount of up to USD 80,000,000 was authorized. By virtue of such program, the Co-Issuers may issue corporate bonds, of different class and/or series, that may qualify as social, green and sustainable marketable securities under the criteria established by CNV in that regard.

Within the framework of the mentioned program, on September 2, 2020, Corporate Bonds Class I were issued for an amount of USD 35,160,000 at a fix 0% interest rate expiring on September 2, 2023; and Corporate Bonds Class II were issued for 1,109,925 at a variable interest rate equivalent to BADLAR, plus an applicable margin of 0.97% expiring on September 2, 2021. After such maturity dates, Corporate Bonds Class I and Class II were fully paid.

13.3.9. CPSA Notes Program

On July 31, 2020, the Special Shareholders’ Meeting of the Company approved the creation of a new global issuance program of corporate bonds for a maximum amount of up to USD 500,000,000 (or its equivalent in other currency), which shall be issued at short, mid or long term, simple, not convertible into shares, under the terms of the Corporate Bonds Act (the “Program”). Moreover, the Board of Directors was granted the powers to determine and establish the conditions of the Program and of the corporate bonds to be issued under it provided they had not been expressly determined at the Shareholders’ Meeting. On October 29, 2020, CNV approved the creation of such program, which shall expire on October 29, 2025, in accordance with the regulations in force.

Within this program framework, the Company issued two types of corporate bonds. On the one hand, on September 17, 2023, the paying in and liquidation of the Class A Corporate Bond (CB) took place, denominated, paid-in and payable in US dollars abroad. The characteristics of this CB are the following: i) face value issued: USD 37,232,818, ii) interest rate, determined by bidding: 7%, iii) periodicity of the interest coupon: six months, iv) amortization: bullet, v) term: 30 months to be counted as from September 17, 2023 and vi) applicable law and deposit place: Argentina, Caja de Valores S.A. On the other hand, on October 17, 2023, the paying in and liquidation of the international bond denominated “10% Senior Notes due 2025” (Class B CB) took place. Such bond is denominated, paid-in and payable in US dollars abroad, under the Reg S scheme. The characteristics of this bond are the following: i) face value issued: USD 50,000,000, ii) interest rate, determined by bidding: 10%, iii) periodicity of the interest coupon: six months, iv) amortization: bullet, v) term: 24 months to be counted as from October 17, 2023 and vi) applicable law and deposit place: New York, Euroclear.

Finally, on October 20, 2023, the Company decided to reopen the Class A CB. This procedure allows to offer in the market a security which replicates the conditions of the security already offered, incorporating the interest rate determined in the original offer (7%) and to bid the price. As a result of this process, the Company issued additional USD 10,000,000 for the Class A CB, with an issuance price of 102.9%.

13.3.10. CPSA´s Shares Buyback Program

On October 13, 2022, the Company’s Board of Directors approved the creation of a program for the acquisition of shares issued by the Company as per the regulations in force, for a maximum amount of up to USD 10,000,000 or the lowest amount from the acquisition until reaching 10% of the share capital and for a 180-calendar-day period counted as from the business day following the publication of the purchase in the market’s media. Such program ended on April 11, 2023. Under the program framework, the subsidiary CPR acquired 125,782 CPSA shares for a total amount of 88,842.

On August 24, 2023, the Company's Board of Directors approved the creation of a new program for the acquisition of the shares issued by the Company as per the regulations in force, for a maximum amount of up to USD 10,000,000 or the lowest amount from the acquisition until reaching 10% of the share capital and for a 180-calendar-day period counted as from the business day following the publication of the purchase in the market’s media, which shall be subject to any term renewal or extension. The acquisition procedures may be conducted by the Company and/or its subsidiaries with a daily limit for operations of up to 25% of the average volume of daily transactions for the share in the markets in which it is listed, considering to such end the previous 90 trading business days. The maximum price to be paid is USD 8 per American Depositary Receipt (“ADR”) in the NYSE and up to a maximum of ARS 605 per share in BYMA, which was increased to ARS 800 per share as per the decision of the Company's Board of Directors on October 17, 2023. As of  December 31, 2023, CPSA acquired 2,299,993 of its own shares under the program for a total amount of 1,659,780.

The operations conducted through both programs have been recorded as treasury shares acquisitions in accordance with IAS 32. Therefore, the consideration paid for such shares was directly recorded against Equity under the “Other equity accounts” item.

13.3.11. Mitsubishi Corporation Loan

On November 29, 1996, the Company Central Costanera S.A. entered into an Agreement with Mitsubishi Corporation for the installation of a combined cycle power station. The original agreement includes a USD 192.5 million financing in 12 years counted as from the provisional reception of the project, with an annual 7.42 % fixed rate and a semester capital and interest amortization.

On October 27, 2014, Central Costanera S.A. and Mitsubishi Corporation agreed on the restructuring of such liabilities. Among the main restructuring conditions, the following stand out: accrued and accumulated interest remission as of September 30, 2014 for the amount of USD 66,061,897; the rescheduling of capital due date for the amount of USD 120,605,058 for an 18-year term, with a 12-month grace period, which must be totally paid before December 15, 2032; a minimum annual payment of USD 3,000,000 in concept for capital, in quarterly installments; an annual 0.25% fixed rate; and certain dividend payment restrictions were agreed on.

Considering the restrictions imposed by the Argentine Central Bank described on Note 22, several amendments to the loan agreement were entered into as from September 30, 2020.

On May 13, 2022, an amendment was signed to pay the June 2022 capital in two monthly and consecutive installments of USD 2,000,000 in June 2022, and USD 861,116 in July 2022, remaining the other conditions unaltered.

On August 23, 2022, a new amendment was signed to pay the September 2022 capital in two monthly and consecutive installments of USD 2,000,000 in September 2022, and USD 861,116 in October 2022, remaining the other conditions unaltered.

On November 21, 2022, a new amendment was signed to pay the December 2022 capital in two monthly and consecutive installments of USD 2,000,000 in December 2022, and USD 861,116 in January 2023, remaining the other conditions unaltered.

The loan considers certain financial restrictions, which as of December 31, 2023 have been completely fulfilled by Central Costanera S.A. Moreover, as guarantee of the obligations undertaken, Central Costanera S.A. has a pledge in favor of Mitsubishi Corporation with a first degree recording on the financed asset.

As of December 31, 2023, the liabilities balance amounts to 34,131,660.

13.3.12. Loan from Equinor Wind Power AS

As a result of the solar farm acquisition described in Note 20.7, the Group assumed the liabilities corresponding to the loan granted to the subsidiary Cordillera Solar VIII (“CSVIII”) by its previous shareholder Equinor Wind Power AS for a capital amount of USD 62,199,879 and interest for USD 8,983,951. As a guarantee for such loan, CSVIII gave a first-grade pledge over certain properties, plant, and equipment of such company in favor of Equinor Wind power AS.

On October 18, 2023, both parties agreed on a refinancing plan for a 24-month term counted as from the refinancing date at a 9% annual rate. In addition, on such dates, CSVIII paid an amount of USD 40 million with funds obtained through the loan described on Note 13.3.13.

Moreover, as a result of the acquisition, the Group acquired the liabilities for the loan Junior Shareholder Loan Agreement granted to CSVIII for a USD 1,768,897 balance, which on October 18, 2023, was refinanced at a 9% annual rate to be paid 24 months after the refinancing date.

As of December 31, 2023, the loans balance amounts to 14,634,811.

13.3.13. Loan from Banco Santander International

On October 18, 2023, the subsidiary Cordillera Solar VIII S.A. agreed on financing with Banco Santander International for an amount of USD 40 million with a 6.5% annual rate to be paid on the 24 months after the granting of the loan.

As of December 31, 2023, the balance of this loan amounts to 32,775,911.

13.4. Changes in liabilities arising from financing activities

	01-01-2023	Incorporation by acquisition of companies	Payments	Non-cash transactions	Disbursements	Other	31-12-2023
	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000

Non-current liabilities

Loans and borrowings	140,883,742	20,446,246	-	(150,692,749)	69,664,166	206,072,502	286,373,907

Current liabilities

Loans and borrowings	56,632,669	37,771,408	(108,068,934)	(68,632,440)	3,982,116	127,125,799	48,810,618

	01-01-2022	Incorporation by acquisition of companies	Payments	Non-cash transactions	Disbursements	Other	31-12-2022
	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000

Non-current liabilities

Loans and borrowings	219,481,798	-	-	(98,289,828)	-	19,691,772	140,883,742

Current liabilities

Loans and borrowings	41,336,226	-	(35,784,301)	(45,865,105)	6,554,131	90,391,718	56,632,669

The “Non-cash transactions” column includes the income for exposure to change in purchasing power of currency (income on net monetary position), which amounted to 219,600,752 and 144,154,933 as of December 31, 2023 and 2022, respectively. The “Other” column includes the effect of reclassification of non- current portion to current due to the passage of time, the foreign exchange movement and the effect of accrued but not yet paid interest. The Group classifies interest paid as cash flows from financing activities.

13.5. Quantitative and qualitative information on fair values

Information on the fair value of financial assets and liabilities by category

The following tables is a comparison by category of the carrying amounts and the relevant fair values of financial assets and liabilities.

	Carrying amount		Fair value
	12-31-2023	12-31-2022	12-31-2023	12-31-2022
	ARS 000	ARS 000	ARS 000	ARS 000

Financial assets

Trade and other receivables	315,877,811	268,467,463	315,877,811	268,467,463
Other financial assets	128,183,604	133,419,616	128,183,604	133,419,616
Cash and cash equivalents	13,470,493	28,785,809	13,470,493	28,785,809
Total	457,531,908	430,672,888	457,531,908	430,672,888

Financial liabilities

Loans and borrowings	335,184,525	197,516,411	335,184,525	197,516,411
Total	335,184,525	197,516,411	335,184,525	197,516,411

Valuation techniques

The fair value reported in connection with the abovementioned financial assets and liabilities is the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. The following methods and assumptions were used to estimate the fair values:

Management assessed that the fair values of current trade receivables approximate their carrying amounts largely due to the short-term maturities of these instruments.

The Group measures long-terms receivables at fixed and variable rates based on discounted cash flows. The valuation requires that the Group adopt certain assumptions such as interest rates, specific risk factors of each transaction and the creditworthiness of the customer.

Fair value of quoted debt securities, mutual funds, stocks and corporate bonds is based on price quotations at the end of each reporting period.

Fair value of loans and borrowings is similar to their book value, except for the loan granted by Mitsubishi Corporation to the controlled company Central Costanera S.A.

Fair value hierarchy

The following tables provides, by level within the fair value measurement hierarchy, as described in Note 2.2.2, the Company’s financial assets, that were measured at fair value on recurring basis as of December 31, 2023 and 2022:

	Fair value measurement using:
12-31-2023	Total	Level 1	Level 2	Level 3
	ARS 000	ARS 000	ARS 000	ARS 000

Assets measured at fair value

Financial assets at fair value through profit or loss:
Mutual funds	18,003,429	18,003,429	-	-
Public debt securities	102,677,487	102,677,487	-	-
Stocks and corporate bonds	4,959,801	-	4,959,801	-
Interest rate swap	2,542,887	2,542,887	-	-
Total financial assets measured at fair value	128,183,604	123,223,803	4,959,801	-

	Fair value measurement using:
12-31-2022	Total	Level 1	Level 2	Level 3
	ARS 000	ARS 000	ARS 000	ARS 000

Assets measured at fair value

Financial assets at fair value through profit or loss:
Mutual funds	19,123,490	19,123,490	-	-
Public debt securities	108,417,085	108,417,085	-	-
Stocks and corporate bonds	4,238,947	-	4,238,947	-
Interest rate swap	1,640,094	1,640,094	-	-
Total financial assets measured at fair value	133,419,616	129,180,669	4,238,947	-

There were no transfers between hierarchies and there were not significant variations in assets values.

The information on the Group’s objectives and financial risk management policies is included in Note 19.

13.6. Other financial assets

	12-31-2023	12-31-2022
	Book value	Book value
	ARS 000	ARS 000

CURRENT ASSETS

Financial assets at fair value through profit or loss

Public debt securities issued by National Government	47,062,484	108,416,976
Public debt securities - T-Bills	21,042,199	109
Mutual funds	17,349,564	18,626,907
Stocks and corporate bonds	2,542,886	1,640,094
Interest rate swap	1,840,947	1,314,807
	89,838,080	129,998,893

NON-CURRENT ASSETS

Financial assets at fair value through profit or loss

Public debt securities - T-Bills	34,572,805	-
Mutual funds	653,866	496,583
Interest rate swap	3,118,853	2,924,140
	38,345,524	3,420,723
Financial assets at amortized cost

Unquoted shares:

- TSM	178,734	135,550
- TMB	216,359	76,011
	395,093	211,561
	38,740,617	3,632,284

The information on the objectives and financial risk management policies is included in Note 19.

13.7. Financial assets and liabilities in foreign currency

	12-31-2023					12-31-2022
Account	Currency and amount (in thousands)		Effective exchange rate (1)		Book value	Currency and amount (in thousands)		Book value
					ARS 000			ARS 000
NON-CURRENT ASSETS

Trade and other receivables	USD	191,196	808.48	(2)	154,578,344	USD	237,581	131,047,555
Other financial assets	USD	46,796	805.45		37,691,658	USD	5,306	2,923,797
					192,270,002			133,971,352

CURRENT ASSETS

Cash and cash equivalents	USD	14,046	805.45		11,313,351	USD	50,869	28,032,225
	EUR	2	889.38		1,779	EUR	2	1,180
Other financial assets	USD	66,181	805.45		53,305,465	USD	8,983	4,950,236
Trade and other receivables	USD	105,677	808.48	(2)	85,438,090	USD	92,185	50,848,421
	USD	18,607	805.45		14,987,008	USD	29,201	16,091,707
					165,045,693			99,923,769
					357,315,695			233,895,121

NON-CURRENT LIABILITIES

Loans and borrowings	USD	363,490	808.45		293,863,593	USD	305,131	168,337,655
Trade and other payables	USD	2,319	808.45		1,874,796	-	-	-
					295,738,389			168,337,655

CURRENT LIABILITIES

Loans and borrowings	USD	60,002	808.45		48,508,515	USD	64,439	35,550,337
Trade and other payables	USD	38,950	808.45		31,489,128	USD	9,966	5,498,142
	EUR	1,532	894.71		1,370,698	EUR	144	85,164
	SEK	202	81.01		16,365	-	-	-
					81,384,706			41,133,643
					377,123,095			209,471,298

USD: US dollar. EUR: Euro.

SEK: Swedish Crown.

(1)	At the exchange rate prevailing as of December 31, 2023 as per Banco de la Nación Argentina.
(2)	At the exchange rate according to Communication “A” 3500 (wholesale) prevailing as of December 31, 2023 as per the Argentine Central Bank.